Discontinued operations (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Net cash flows used in investing activities from discontinued operations	$ (91.0)	$ (682.0)	$ (105.0)	$ (1,105.0)
Net cash flows used in/from financing activities from discontinued operations	(13.0)	2,682.0	(26.0)	3,299.0
Transaction cost payments	52.0	532.0	(142.0)	71.0
Discontinued operations
Statement [line items]
Payments attributable to the spin-off of the Alcon business	(3.0)	(14.0)	(17.0)	(14.0)
Divested cash and cash equivalents		(628.0)		(628.0)
Cash flows attributable to divested business	(3.0)	(642.0)	(17.0)	(642.0)
Other cash flows used in investing activities, net	(88.0)	(40.0)	(88.0)	(463.0)
Net cash flows used in investing activities from discontinued operations	$ (13.0)		$ (26.0)
Cash inflow from borrowings		3,200.0		3,500.0
Transaction cost payments		$ (100.0)		$ (200.0)